Fair Value - Additional Information (Detail)	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 39,254,300,000	$ 33,567,400,000
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor Quoted Prices, Percent of FV Hierarchy Level	80.00%	79.00%
Fair Value	$ 18,443,000,000.0	$ 14,345,800,000
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor Quoted Prices, Percent of FV Hierarchy Level	99.00%	99.00%
Dealer Quoted Prices, Percent of FV Hierarchy Level	1.00%	1.00%
Fair Value	$ 20,767,900,000	$ 19,191,200,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	43,400,000	30,400,000
Fixed maturities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0	$ 0
Nonredeemable preferred stocks | Internal Pricing | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities | security	3	2
Common equities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of securities | security	1	1